Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net proceeds/ (repayment)		$ 94,310,794	$ (129,365)
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		15,183,421	17,065,305
Others*	[1]	(192,177)	(561,323)
Interest expense		223,536	616,029
Ending balance		15,214,780	17,120,011
Lease Liabilities Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		271,624	264,543
Interest paid		(13,330)	(20,125)
Net proceeds/ (repayment)		(208,142)	(129,366)
Additions/ (Transfers)		217,827	138,900
Interest expense		13,330	20,125
Ending balance		281,309	274,077
Lease Liabilities Non Current [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		281,149	490,835
Additions/ (Transfers)		(217,827)	(138,900)
Ending balance		63,322	351,935
LongTerm Borrowings From Related Parties [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance			566,176
Interest expense			41,483
Ending balance			$ 607,659
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		2,900,971
Interest paid		(355,744)
Net proceeds/ (repayment)		(2,700,000)
Interest expense		154,773
Short Term Borrowings From Related Parties [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		617,912
Interest paid		(117,986)
Net proceeds/ (repayment)		(550,000)
Interest expense		50,074
Interest Payables [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		735,510
Interest paid		(736,469)
Interest expense		172,222
Ending balance		$ 171,263

[1]	Others comprise mainly foreign currency translation differences. For lease liabilities, it also includes lease modifications and disposals.